Schedule of Investments (unaudited)	iShares® MSCI Pacific ex Japan ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 64.1%
Ampol Ltd.	285,146	$5,558,891
APA Group	1,416,834	10,809,867
Aristocrat Leisure Ltd.	720,978	17,325,404
ASX Ltd.	234,123	11,285,622
Aurizon Holdings Ltd.	2,213,142	5,752,123
Australia & New Zealand Banking Group Ltd.	3,602,219	60,822,424
BHP Group Ltd.	6,101,956	189,498,342
BlueScope Steel Ltd.	566,857	6,832,285
Brambles Ltd.	1,670,543	13,818,474
Cochlear Ltd.	79,068	11,629,199
Coles Group Ltd.	1,610,706	18,602,912
Commonwealth Bank of Australia	2,049,562	151,046,903
Computershare Ltd.	656,629	12,447,513
CSL Ltd.	580,232	119,213,619
Dexus	1,303,231	7,154,865
Endeavour Group Ltd./Australia	1,624,861	7,715,974
Fortescue Metals Group Ltd.	2,039,796	27,149,002
Goodman Group	2,034,525	26,916,623
GPT Group (The)	2,292,993	7,069,163
IDP Education Ltd.(a)	251,886	5,185,931
IGO Ltd.	820,940	8,581,078
Insurance Australia Group Ltd.	2,973,383	9,686,736
James Hardie Industries PLC	538,958	10,819,564
Lendlease Corp. Ltd.	827,328	4,319,401
Lottery Corp. Ltd. (The)(b)	2,683,802	8,479,977
Macquarie Group Ltd.	442,248	54,388,291
Medibank Pvt Ltd.	3,332,320	6,648,586
Mineral Resources Ltd.	204,890	12,340,992
Mirvac Group	4,794,442	7,357,161
National Australia Bank Ltd.	3,814,764	82,108,699
Newcrest Mining Ltd.	1,074,538	14,632,214
Northern Star Resources Ltd.	1,411,293	10,333,123
Orica Ltd.	541,359	5,486,990
Origin Energy Ltd.	2,075,109	11,161,098
Pilbara Minerals Ltd.(b)	3,055,934	9,665,840
Qantas Airways Ltd.(b)	1,119,595	4,808,247
QBE Insurance Group Ltd.	1,782,797	15,660,588
Ramsay Health Care Ltd.	220,105	9,905,808
REA Group Ltd.	63,644	5,422,639
Reece Ltd.	274,462	2,900,893
Rio Tinto Ltd.	446,953	33,367,108
Santos Ltd.	3,839,667	19,152,802
Scentre Group	6,240,777	12,729,237
SEEK Ltd.	403,245	6,184,819
Sonic Healthcare Ltd.	551,659	12,185,646
South32 Ltd.	5,570,089	15,471,087
Stockland	2,861,568	7,471,190
Suncorp Group Ltd.	1,515,502	12,333,062
Telstra Corp. Ltd.	4,871,198	13,216,609
Transurban Group	3,705,131	36,223,759
Treasury Wine Estates Ltd.	874,434	8,257,912
Vicinity Ltd.	4,642,972	6,464,342
Washington H Soul Pattinson & Co. Ltd.	261,024	5,052,888
Wesfarmers Ltd.	1,365,320	45,478,938
Westpac Banking Corp.	4,217,230	68,487,451
WiseTech Global Ltd.	176,028	7,038,607
Woodside Energy Group Ltd.	2,287,092	57,759,458
Woolworths Group Ltd.	1,461,307	34,374,201
Security	Shares	Value

Australia (continued)
Xero Ltd.(b)	162,439	$8,072,449
		1,419,864,626
Hong Kong — 21.9%
AIA Group Ltd.	14,375,814	145,980,702
BOC Hong Kong Holdings Ltd.	4,465,500	14,253,849
Budweiser Brewing Co. APAC Ltd.(c)	2,064,400	5,988,577
CK Asset Holdings Ltd.	2,407,232	14,408,474
CK Hutchison Holdings Ltd.	3,233,232	18,795,508
CK Infrastructure Holdings Ltd.	762,208	3,852,026
CLP Holdings Ltd.	1,974,000	14,324,213
ESR Group Ltd.(c)	2,409,800	5,469,998
Futu Holdings Ltd., ADR(b)	71,878	4,419,778
Galaxy Entertainment Group Ltd.	2,626,000	15,964,654
Hang Lung Properties Ltd.	2,447,736	4,523,770
Hang Seng Bank Ltd.	921,100	14,206,693
Henderson Land Development Co. Ltd.(a)	1,747,442	5,760,508
HK Electric Investments & HK Electric Investments Ltd., Class SS	3,202,000	2,366,731
HKT Trust & HKT Ltd., Class SS	4,545,338	5,542,225
Hong Kong & China Gas Co. Ltd.	13,533,253	11,546,305
Hong Kong Exchanges & Clearing Ltd.	1,450,800	57,680,172
Hongkong Land Holdings Ltd.(a)	1,343,400	5,420,471
Jardine Matheson Holdings Ltd.	191,400	9,276,961
Link REIT	2,543,686	17,182,088
MTR Corp. Ltd.	1,868,286	9,007,244
New World Development Co. Ltd.	1,815,480	4,319,637
Power Assets Holdings Ltd.	1,671,500	8,622,653
Sands China Ltd.(b)	2,906,800	7,947,079
Sino Land Co. Ltd.	4,136,800	5,173,900
SITC International Holdings Co. Ltd.	1,639,000	3,635,885
Sun Hung Kai Properties Ltd.	1,745,000	21,050,398
Swire Pacific Ltd., Class A	601,500	4,727,424
Swire Properties Ltd.	1,419,000	3,195,941
Techtronic Industries Co. Ltd.	1,662,207	20,262,562
WH Group Ltd.(c)	10,133,000	5,937,089
Wharf Real Estate Investment Co. Ltd.	2,016,600	9,358,338
Xinyi Glass Holdings Ltd.	2,185,000	4,231,345
		484,433,198
New Zealand — 1.5%
Auckland International Airport Ltd.(b)	1,520,503	7,749,119
Fisher & Paykel Healthcare Corp. Ltd.	697,670	10,448,749
Mercury NZ Ltd.	822,712	2,864,104
Meridian Energy Ltd.	1,549,561	4,809,499
Spark New Zealand Ltd.	2,246,142	7,322,667
		33,194,138
Singapore — 11.9%
CapitaLand Ascendas REIT	4,062,280	8,371,297
CapitaLand Integrated Commercial Trust	6,371,538	9,772,907
Capitaland Investment Ltd/Singapore	3,146,000	8,544,007
City Developments Ltd.	501,000	3,077,946
DBS Group Holdings Ltd.	2,181,800	56,898,604
Genting Singapore Ltd.	7,293,500	4,760,272
Grab Holdings Ltd., Class A(a)(b)	1,551,719	4,686,191
Jardine Cycle & Carriage Ltd.	119,000	2,641,918
Keppel Corp. Ltd.	1,759,700	9,821,814
Mapletree Logistics Trust	4,049,684	4,826,247
Mapletree Pan Asia Commercial Trust	2,884,200	3,649,387
Oversea-Chinese Banking Corp. Ltd.	4,078,724	37,592,257
Sea Ltd., ADR(a)(b)	434,721	25,374,665
Singapore Airlines Ltd.(b)	1,609,350	6,529,233

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Exchange Ltd.	1,014,100	$6,787,772
Singapore Technologies Engineering Ltd.	1,880,300	4,768,794
Singapore Telecommunications Ltd.	9,961,728	20,027,264
United Overseas Bank Ltd.	1,420,400	32,750,814
UOL Group Ltd.	560,600	2,764,570
Venture Corp.Ltd.	335,000	4,301,162
Wilmar International Ltd.	2,303,700	6,988,341
		264,935,462

Total Long-Term Investments — 99.4%
(Cost: $2,260,845,815)		2,202,427,424

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	18,200,545	18,202,365
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	840,000	840,000

Total Short-Term Securities — 0.9%
(Cost: $19,036,963)		19,042,365

Total Investments — 100.3%
(Cost: $2,279,882,778)		2,221,469,789

Liabilities in Excess of Other Assets — (0.3)%		(7,013,725)

Net Assets — 100.0%		$2,214,456,064

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,033,387	$—	$(15,823,575	)(a)	$536	$(7,983)	$18,202,365	18,200,545	$19,649	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	910,000	—	(70,000	)(a)	—	—	840,000	840,000	4,415		—
					$536	$(7,983)	$19,042,365		$24,064		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	66	12/15/22	$8,249	$366,982
MSCI Singapore Index	170	12/29/22	3,736	42,172
				$409,154

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
November 30, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$37,122,552	$2,165,304,872	$—	$2,202,427,424
Money Market Funds	19,042,365	—	—	19,042,365
	$56,164,917	$2,165,304,872	$—	$2,221,469,789
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$409,154	$—	$409,154

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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